Share-based compensation - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) component	Sep. 30, 2022 USD ($)
Share-Based Payment Arrangements [Abstract]
Number of components of share based compensation plan | component			5
Share-based compensation | $	$ 1,845	$ 1,000	$ 4,438	$ 3,624